Significant Accounting Policies, European Union's Emissions Trading System (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
European Union's Emissions Trading System [Abstract]
Intangible assets	$ 973	$ 0
Intangible assets, non-current	60	$ 0
EUAs [Member]
European Union's Emissions Trading System [Abstract]
Intangible assets	973
Intangible assets, non-current	60
Other Current Assets [Member]
European Union's Emissions Trading System [Abstract]
EUAs due from charterers	698
Accrued Liabilities [Member]
European Union's Emissions Trading System [Abstract]
EUA obligations	$ 1,671